Financial Instruments and Financial Risk Management - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Liabilities [Line Items]
Loans from related party	$ 1,042	$ 1,011
Other long-term loan	163	146
Lease liabilities	139	209
Trade payables	130	70
Other payables	1,181	969
Total	2,655	2,405
2026 [Member]
Schedule of Financial Liabilities [Line Items]
Loans from related party	1,042
Other long-term loan	139	28
Lease liabilities	139	100
Trade payables	130
Other payables	1,181
Total	2,631	128
2027 [Member]
Schedule of Financial Liabilities [Line Items]
Loans from related party
Other long-term loan	24	27
Lease liabilities
Trade payables
Other payables
Total	24	27
2028 [Member]
Schedule of Financial Liabilities [Line Items]
Loans from related party
Other long-term loan
Lease liabilities
Trade payables
Other payables
Total
2025 [Member]
Schedule of Financial Liabilities [Line Items]
Loans from related party		1,011
Other long-term loan		91
Lease liabilities		109
Trade payables		70
Other payables		969
Total		$ 2,250